PREPAID EXPENSES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
July 1, 2024 [Member]
Initial down payment	$ 66,017	$ 66,017
Financing agreement description	the remaining amount of $264,066 financed for an eight-month period at an annual interest rate of 9.1% with monthly payments of $34,150 beginning in July 2024. The principal balance and any accrued interest related to the premium financing note payable was paid in full in March 2025	the remaining amount of $264,066 financed for an eight-month period at an annual interest rate of 9.1% with monthly payments of $34,150 beginning in July 2024. The principal balance and any accrued interest related to the premium financing note payable was paid in full in March 2025
Insurance annual premiums	$ 330,083	$ 330,083
Directors & Officers [Member] | July 1, 2025 [Member]
Initial down payment	$ 68,261	$ 68,261
Financing agreement description	remaining amount of $273,045 financed for a nine-month period at an annual interest rate of 8.6% with monthly payments of $31,441 beginning August 2025.	the remaining amount of $273,045 financed for a nine-month period at an annual interest rate of 8.6% with monthly payments of $31,441 beginning August 2025
Insurance annual premiums	$ 341,306	$ 341,306